General (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended				12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012	Dec. 31, 2011	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federmann Group [Member]	Dec. 31, 2011 UTI Netcity [Member]	Dec. 31, 2010 UTI Netcity [Member]	Oct. 31, 2012 FV [Member]	Sep. 30, 2011 FV [Member]	Dec. 31, 2012 FV [Member]	Dec. 31, 2011 FV [Member]
Business Acquisition [Line Items]
Ownership percentage					51.00%			46.75%
Ownership percentage, common stock													59.40%
Amount of export authorization to supply systems to foreign customers			$ 90,000
Operating expenses			72,800		612,815	616,350	590,517
Operating expenses, net of taxes			62,000
Amount of advances and performance guarantees forfeited		33,600
Amount sought in litigation for damages and expenses	74,000			16,000
Additions to equity method investments					2,789				8,100	2,700
Impairment loss					616	15,977	1,284					16,000
Impairment loss related to non-controlling interest												6,500
Net impairment loss												9,500
Net assets													1,172	1,748
Consideration for sale of investment											2,000
Down payment received for sale of held-for-sale investment													$ 100